FORM D

1422818

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6) AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL PROCESSING SECTION
RECEIVED
DEC 28 2007
WASH, D.C.
182

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
Date Received	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Offer and Sale of Limited Partnership Interests

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED
JAN 07 2008
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ Check if this is an amendment and name has changed, and indicate change.)
NGN BioMed Opportunity II, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
369 Lexington Ave, 17th Floor New York, NY 10017	(212) 972-0077
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Fund specializing in late stage, growth oriented health care private investment opportunities.

07085467

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify)
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 9 Year 0 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those state that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General Partner

Full Name (Last name first, if individual)
NGN BioMed II GP, L.P. ("GP")

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General Partner

Full Name (Last name first, if individual)
NGN Capital LLC ("GPGP")

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Managing Member of GPGP ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Abramowitz, Kenneth S.

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Chief Financial Officer ☒ Managing Member of GPGP ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Costantino, John R.

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Managing Member of GPGP ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Johann, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Mananging Member of GPGP ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Nebgen, George

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Managing Member of GPGP ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gedale, William

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Principal	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Busby, Loren

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Principal	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cerina, Ivica

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Principal	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kroloff, Noah

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Chief Financial Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hirsch, Leonard

Business or Residence Address (Number and Street, City, State, Zip Code)
369 Lexington Ave, 17th Floor
New York, NY 10017

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $5,000,000*

*Subject to the discretion of the Issuer.

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$350,000,000	$104,000,000
Other (Specify ____________)	$350,000,000	$104,000,000
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	43	$104,000,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)	43	$104,000,000

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$100,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) Blue Sky Fees, miscellaneous	☒	$5,000
Total	☒	$105,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $349,895,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☒ $ *	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working Capital	☐ $	☐ $
Other (specify): late stage growth-oriented health care investments	☐ $	☒ $ **
	☐ $	☐ $
Column Totals	☒ $ *	☒ $ **

Total Payments Listed (Column totals added) .... ☒ $349,895,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
NGN BioMed Opportunity II, L.P.	[signature]	12-21-2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
John R. Costantino	Managing Member of NGN Capital LLC, general partner of the general partner of the Issuer	

* The Issuer will pay NGN BioMed II GP, L.P. a management fee (the "Management Fee") equal to a percentage of the total capital commitments of the partners.

** $349,895,000 minus the Management Fee.

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) Not Applicable	
State	Yes	No	Limited Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA			$105,000,000	4	$5,750,000				
CO			$105,000,000	1	$250,000				
CT			$105,000,000	3	$10,250,000				
DE									
DC									
FL			$105,000,000	2	$2,000,000				
GA									
HI									
ID									
IL			$105,000,000	3	$12,750,000				
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA			$105,000,000	1	$200,000				
MI									
MN									
MS									
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV			$105,000,000	1	$1,000,000				
NH									
NJ			$105,000,000	2	$2,500,000				
NM									
NY			$105,000,000	19	$14950,000				
NC									
ND									
OH									
OK									
OR									
PA			$105,000,000	1	$500,000				
RI									
SC									
SD									
TN									
TX			$105,000,000	1	$1,000,000				
UT									
VT									
VA			$105,000,000	1	$250,000				
WA									
WV									
WI									
WY									
PR									

LIBC/3177633.1

END